Fair value of financial instruments (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Unrealized exchange (loss) gain	$ 18	$ 429	$ (14)
Unrealized gain (loss) on investment portfolio	(340)	0	4,219
Level 3 [Member]
Ifrs Statement [Line Items]
Balance, beginning of the period	11,915	16,303
Additions		1,837
Disposal	(152)
Transfer to Level 1 investments		(500)
Unrealized exchange (loss) gain	(201)	547
Realized loss on investment portfolio	(508)
Unrealized gain (loss) on investment portfolio	382	(6,272)
Balance, end of the period	$ 11,436	$ 11,915	$ 16,303